Comprehensive Income (Loss) (Tables)	12 Months Ended
Sep. 28, 2013
Statement of Comprehensive Income [Abstract]
Schedule Of Components Of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss are as follows:

		in millions
	2013	2012
Accumulated other comprehensive income (loss), net of taxes:
Unrealized net hedging gain (loss)	$(4)	$10
Unrealized net gain (loss) on investments	(2)	1
Currency translation adjustment	(69)	(32)
Postretirement benefits reserve adjustments	(33)	(42)
Total accumulated other comprehensive loss	$(108)	$(63)

Schedule Of Components Of Other Comprehensive Income (Loss)
The before and after tax changes in the components of other comprehensive income (loss) are as follows:

							in millions
	2013			2012			2011
	Before Tax	Tax	After Tax	Before Tax	Tax	After Tax	Before Tax	Tax	After Tax

Derivatives accounted for as cash flow hedges:
(Gain) loss reclassified to Cost of Sales	$5	$(2)	$3	$16	$(7)	$9	$(25)	$10	$(15)
(Gain) loss reclassified to Other Income/Expense	4	(2)	2	(4)	2	(2)	—	—	—
Unrealized gain (loss)	(31)	12	(19)	16	(6)	10	4	(6)	(2)

Investments:
Gain reclassified to Other Income/Expense	(1)	—	(1)	—	—	—	—	—	—
Unrealized gain (loss)	(4)	2	(2)	—	—	—	(12)	4	(8)

Currency translation:
Translation gain reclassified to Other Income/Expense	(19)	(1)	(20)	—	—	—	—	—	—
Translation adjustment	(20)	3	(17)	2	1	3	(42)	1	(41)

Postretirement benefits (Note 15)	15	(6)	9	(6)	2	(4)	(21)	8	(13)
Total Other Comprehensive Income (Loss)	$(51)	$6	$(45)	$24	$(8)	$16	$(96)	$17	$(79)